PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Plant and equipment consist of the following:

	December 31,
	2021	2020

Computer and accessories	$68,466	$47,922
Office Equipment	45,206	43,286
Vehicle	28,246	-
Leasehold improvement	416,071	373,739

Less: accumulated depreciation	(278,471)	(163,981)
Plant and equipment, net	$279,518	$300,966